NovaTide Flexible Allocation ETF
Schedule of Investments
May 31, 2026 (Unaudited)
COMMON STOCKS - 4.0%	Shares	Value
Financial Services - 1.4%
Runway Growth Finance Corp.	47,632	$308,179

Retail & Wholesale - Discretionary - 0.7%
Amazon.com, Inc.(a)	552	149,393

Software & Tech Services - 1.2%
Figure Technology Solutions, Inc. - Class A(a)	2,605	92,087
Microsoft Corp.	362	162,987
		255,074

Tech Hardware & Semiconductors - 0.7%
NVIDIA Corp.	700	147,798

TOTAL COMMON STOCKS (Cost $926,446)		860,444

EXCHANGE TRADED FUNDS - 78.4%	Shares	Value
Alps Smith Core Plus Bond ETF	65,624	1,689,818
Applied Finance Valuation ETF	42,304	2,001,720
Distillate Small/Mid Cash Flow ETF	22,216	887,711
DoubleLine Commercial Real Estate ETF	16,878	874,955
F/m Emerald Life Sciences Innovation ETF(a)	19,139	753,887
First Trust Multi-Manager Small Cap Opportunities ETF	19,058	538,167
Global X Copper Miners ETF	1,971	173,724
Global X Cybersecurity ETF	6,426	233,457
GraniteShares Platinum Trust(a)	8,539	157,971
Invesco China Technology ETF	4,077	215,266
Invesco S&P 500 Equal Weight Technology ETF	7,660	493,534
iShares MSCI Brazil ETF	11,577	415,730
iShares MSCI Japan Small-Cap ETF	1,046	110,782
iShares U.S. Basic Materials ETF	1,730	319,669
PGIM Short Duration Multi-Sector Bond ETF	60,237	3,075,412
Sprott Physical Gold and Silver Trust(a)	11,700	557,622
Sprott Physical Uranium Trust(a)	32,946	651,672
State Street SPDR S&P Oil & Gas Exploration & Production ETF	1,872	306,989
State Street Technology Select Sector SPDR ETF	1,206	230,370
Tema Electrification ETF	19,233	751,433
Touchstone Sands Capital US Select Growth ETF(a)	29,678	881,992
VanEck Brazil Small-Cap ETF	5,775	101,816
VanEck Onchain Economy ETF	17,406	819,300
VanEck Rare Earth and Strategic Metals ETF	1,105	110,091
VanEck Robotics ETF	8,467	558,918
		16,912,006

TOTAL EXCHANGE TRADED FUNDS (Cost $15,909,911)		16,912,006

INVESTMENT COMPANIES - 15.6%	Shares	Value
ASA Gold and Precious Metals Ltd.	5,068	$325,619
Barings BDC, Inc.	60,415	523,194
Bluerock Private Real Estate Fund	24,889	374,828
FS Credit Opportunities Corp.	19,844	100,212
FS Specialty Lending Fund	8,644	101,913
Goldman Sachs BDC, Inc.	57,568	515,809
Neuberger Berman Next Generation Connectivity Fund, Inc.	33,219	554,425
Oaktree Specialty Lending Corp.	36,942	441,827
Royce Global Trust, Inc.	29,953	434,019
		3,371,846

TOTAL INVESTMENT COMPANIES (Cost $3,411,636)		3,371,846

PURCHASED OPTIONS - 0.1%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.1%
KraneShares CSI China Internet ETF, Expiration: 6/18/2026; Exercise Price: $33.00	$882,090	330	825
Teucrium Corn Fund, Expiration: 8/21/2026; Exercise Price: $20.00	774,576	432	15,120
			15,945

TOTAL PURCHASED OPTIONS (Cost $85,634)			15,945

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(d)	48,663	48,663

TOTAL SHORT-TERM INVESTMENTS (Cost $48,663)		48,663

TOTAL INVESTMENTS - 98.3% (Cost $20,382,290)		$21,208,904
Other Assets in Excess of Liabilities - 1.7%		370,654
TOTAL NET ASSETS - 100.0%		$21,579,558

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.